Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 1,018	€ 969
Not recognized deferred tax asset	364	308
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	41	28
Not recognized deferred tax asset	15	13
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	1	1
Not recognized deferred tax asset	1	0
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0	0
Not recognized deferred tax asset	79	65
Over 15 through 20 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	0	0
Not recognized deferred tax asset	0	0
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	976	939
Not recognized deferred tax asset	€ 269	€ 231